Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share [Abstract]
Outstanding warrants	4,455,301	2,312,443
Outstanding options	5,171,394	5,065,910